Concentration of Sales and Segmented Disclosure	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Concentration Of Sales And Segmented Disclosure
Concentration of Sales and Segmented Disclosure

NOTE 7 – CONCENTRATION OF SALES AND SEGMENTED DISCLOSURE

For the six months ended June 30, 2017 and the year ended December 31, 2016, the company’s revenue was generated in the form of royalty income from a single license agreement. The company has operated in a single business segment, licensing their product to customers in the United States.

NOTE 7 – CONCENTRATION OF SALES AND SEGMENTED DISCLOSURE

For the years ended December 31, 2015 and December 31, 2016, the company’s revenue was generated in the form of royalty income from a single license agreement. The company has operated in a single business segment, licensing their product to customers in the United States.